Stock/Equity-Based Compensation (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity and Related Information
The following table summarizes the Company’s RSU activity for the six months ended June 30, 2022:
	RSUs	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2021	86,225	$17.89
Issued	—	$—
Vested	(17,624)	$17.89
Forfeited	(20,429)	$17.89
Unvested balance at June 30, 2022	48,172	$17.89

The following table summarizes the Company’s RSU activity for the twelve months ended December 31, 2021:
	RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Issued	122,469	$17.89
Vested	(23,146)	$17.89
Forfeited	(13,098)	$17.89
Unvested at December 31, 2021	86,225	$17.89

Summary of Restricted Stock Awards Activity
The following table summarizes the Company’s RSA activity for the three and six months ended June 30, 2022:
	RSAs	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2021	305,663	$3.83
Issued	—	$—
Vested	(189,778)	$3.83
Forfeited	(35,725)	$3.83
Unvested balance at June 30, 2022	80,160	$3.83

The following table summarizes the Company’s RSA activity for the twelve months ended December 31, 2021:
	RSAs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Issued	305,663	$3.83
Vested	—	$—
Forfeited	—	$—
Unvested at December 31, 2021	305,663	$3.83

Schedule of Share-based Payment Award Stock Options Valuation Assumptions
The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of options granted:
	Year Ended December 31,
	2021	2020
Risk-free interest rate	1.0%	1.1%
Expected volatility	81.3%	70.9%
Expected dividend yield	—	—
Expected term (in years)	6.3	7.8

Summary of Stock Option Activity
The following table summarizes the Company’s option activity during six months ended June 30, 2022:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	1,779,174	$18.99	7.67	—
Granted	17,000	$2.89		—
Exercised	—	—		—
Forfeited	(573,490)	$31.47		—
Outstanding as of June 30, 2022	1,222,684	$11.99	7.82	—
Vested and expected to vest as of June 30, 2022	1,222,684	$11.99	7.82	—

The following table summarizes the Company’s option activity during the year ended December 31, 2021:
	Number of Shares/ Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2020	944,961	$20.70	8.29	$6,522
Granted	994,014	$16.63
Exercised	(9,241)	$8.97
Cancelled	(150,560)	$14.60
Outstanding as of December 31, 2021	1,779,174	$18.99	7.67	$—
Vested and expected to vest as of December 31, 2021	1,764,174	$19.00	7.66	$—
Options exercisable as of December 31, 2021(1)	1,024,379	$20.99	6.48	$—

(1)	Certain options were immediately exercisable for restricted common stock which vest according to the original vesting terms of the option grant. No options have been exercised prior to vesting.

Summary of Stock-based Compensation Expense, Including Shares Issued to Consultants for Services
The Company recorded stock/equity-based compensation expense related to common stock options and restricted stock units and restricted stock awards in the following expense categories in its condensed consolidated statements of operations (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development expenses	$89	$355	$190	$746
General and administrative expenses	983	904	2,086	1,920
	$1,072	$1,259	$2,276	$2,666

The Company recorded stock/equity-based compensation expense related to common stock/unit options, restricted stock units, and restricted stock awards in the following expense categories in its consolidated statements of operations (in thousands):
	Year Ended December 31,
	2021	2020
Research and development expenses	$1,352	$663
General and administrative expenses	3,938	1,603
	$5,290	$2,266